Fair Values of Assets and Liabilities - Losses Recognized Related to Nonrecurring Fair Value Measurements of Individual Assets or Portfolios (Detail) - Fair Value, Measurements, Nonrecurring [Member] - USD ($)
$ in Millions
12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Loans Receivable [Member]
Fair Value Assets Measured On Nonrecurring Basis Losses Recognized [Line Items]
Losses recognized related to nonrecurring fair value measurements	$ 171	$ 192	$ 175
Other Assets [Member]
Fair Value Assets Measured On Nonrecurring Basis Losses Recognized [Line Items]
Losses recognized related to nonrecurring fair value measurements	$ 20	$ 32	$ 42